SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2024
Supplementary Information To Statements Of Comprehensive Income Abstract
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
NOTE 24:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME

a.	Revenues:

	Year ended December 31,
	2024	2023	2022

Revenues for services performed during the period	55,861	55,678	57,869
Revenues from sale of devices	918	1,397	1,129

	56,779	57,075	58,998

b.	Cost of revenues:

	Year ended December 31,
	2024	2023	2022

Salaries and related benefits	14,364	16,212	16,480
Medical services	9,727	8,355	8,712
Rental fees and maintenance	1,062	1,246	1,013
Depreciation and amortization	1,391	1,978	1,789
Cost of devices	778	1,025	1,013
Others	3,664	2,998	2,802

	30,986	31,814	31,809

c.	Research and development costs:

Salaries and related benefits	3,091	3,917	3,468
Amortization of development costs	2,794	2,772	1,829
Sub-contractors and others	2,185	2,774	3,734

	8,071	9,463	9,031
Less - capitalization of development costs	2,714	4,203	5,243

	5,357	5,260	3,788

d.	Selling and marketing expenses:

	Year ended December 31,
	2024	2023	2022

Salaries and related benefits	4,039	5,285	5,409
Marketing and related expenses	3,020	1,943	2,190
Depreciation and amortization	1,620	1,633	1,918
Rental fees and maintenance	317	160	271
Maintenance of vehicles	256	313	240
Others	1,198	1,247	1,375

	10,450	10,581	11,403

e.	General and administrative expenses:

Salaries and related benefits	8,789	8,881	8,492
Office expenses	2,615	2,634	2,349
Professional fees	3,233	3,156	3,897
Depreciation and amortization	1,741	1,309	1,599
Others	674	248	411

	17,052	16,228	16,748

f.	Financial income (expenses):

1.          Financial income:

Exchange rate differences	166	1,129	661
Gain on marketable securities, net	558	848	-
Share options	-	1,801	7,423
Call+Put options	-	-	320
Interest	723	1,055	429

	1,447	4,833	8,833

2.          Financial expenses:

Share options	-	-	(239)
Exchange rate differences	(5)	(138)	(53)
Loss from marketable securities, net	-	-	(769)
Interest	(1,122)	(1,296)	(1,033)
Call+Put options	(144)	(89)	-
Others	(197)	(268)	(261)

	(1,468)	(1,791)	(2,355)

g.	Other expenses:

	Year ended December 31,
	2024	2023	2022

Impairment of Goodwill	13,450	-	-
Impairment of intangible assets	2,765	-	-
Impairment of property and equipment	164	-	-
Restructuring expenses*	1,747	1,235	-
Other expenses	1,601	963	416

	19,727	2,198	416

*)	Including expenses related to employee benefits and other direct expenditures arising from the restructuring.